UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Tiedemann Deep Value ETF
Schedule of Investments
May 31, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Consumer Discretionary - 35.6%
98,407	BorgWarner, Inc.	$4,183,282
54,527	Garmin, Ltd.	2,837,585
216,609	Goodyear Tire & Rubber Company	6,979,142
175,336	H&R Block, Inc.	4,653,417
161,926	Interpublic Group of Companies, Inc.	4,036,815
685,040	Staples, Inc.	6,220,163
131,243	Twenty-First Century Fox, Inc.	3,530,437
		32,440,841
	Consumer Staples - 8.4%
219,580	Whole Foods Market, Inc.	7,683,104

	Energy - 4.7%
468,215	Transocean, Ltd. (a)	4,256,074

	Health Care - 14.2%
86,718	Abbott Laboratories	3,959,544
70,640	PerkinElmer, Inc.	4,454,559
72,230	Zoetis, Inc.	4,498,484
		12,912,587
	Industrials - 12.8%
87,602	American Airlines Group, Inc.	4,240,813
36,111	J.B. Hunt Transport Services, Inc.	3,083,157
82,703	Xylem, Inc.	4,312,135
		11,636,105
	Information Technology - 15.3%
108,471	FLIR Systems, Inc.	4,109,966
253,381	HP, Inc.	4,753,428
719,302	Xerox Corporation	5,085,465
		13,948,859
	Materials - 4.3%
49,313	EI du Pont de Nemours & Company	3,891,782

	Real Estate and Rental and Leasing- 4.6%
109,483	UDR, Inc. #	4,227,138
	TOTAL COMMON STOCKS (Cost $84,828,815)	90,996,490

	SHORT-TERM INVESTMENTS - 0.2%
142,919	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 0.71%*	142,919
	TOTAL SHORT-TERM INVESTMENTS (Cost $142,919)	142,919
	TOTAL INVESTMENTS - 100.1% (Cost $84,971,734)	91,139,409
	Liabilities in Excess of Other Assets - (0.1%)	(34,610)
	NET ASSETS - 100.0%	$91,104,799

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
#	Real Estate Investment Trust (“REIT”)
*	Rate shown is the annualized seven-day yield as of May 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The cost basis of investments for federal income tax purposes as of May 31, 2017 was as follows+:

Cost of investments	$84,971,734
Gross unrealized appreciation	7,435,640
Gross unrealized depreciation	(1,267,965)
Net unrealized depreciation	$6,167,675

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Summary of Fair Value Disclosure at May 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 90,996,490	$ -	$ -	$ 90,996,490
Short-Term Investments	142,919	-	-	142,919
Total Investments in Securities	$ 91,139,409	$ -	$ -	$ 91,139,409
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2017, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)      /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date           7/18/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date          7/18/2017

By (Signature and Title)*       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date          7/18/2017

* Print the name and title of each signing officer under his or her signature.